Cover	Jul. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2025
Entity File Number	333-194748
Entity Registrant Name	Hapi Metaverse Inc.
Entity Central Index Key	0001600347
Entity Tax Identification Number	47-4742558
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4800 Montgomery Lane
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(301)
Local Phone Number	971-3940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false